ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Accounts receivable	$ 18,574,739	$ 23,074,123
Allowance for doubtful accounts	(5,083,245)	(6,394,429)	$ (565,793)
Total accounts receivable, net	$ 13,491,494	$ 16,679,694